DISAGGREGATION OF REVENUE (Tables)	12 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

The following tables present our Company’s revenue disaggregated by business segment and geography, based on management’s assessment of available data:

	Years ended June 30,
	2023	2024	2025
	S$	S$	S$
Supply of budgeted prepared meals	4,961,215	4,759,231	4,008,713
Operation of food stall	236,059	351,272	-
Buffet catering services	14,496	48,796	257,110
Ancillary delivery services	2,040	4,610	24,715
	5,213,810	5,163,909	4,290,538

Sales at a single point in time	5,213,810	5,163,909	4,290,538

SCHEDULE OF DISAGGREGATION OF REVENUE BY GEOGRAPHIC LOCATION
	Years ended June 30,
	2023	2024	2025
	S$	S$	S$
Singapore	5,213,810	5,163,909	4,290,538
	5,213,810	5,163,909	4,290,538